Capital Stock and Reverse Stock Split	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Capital Stock and Reverse Stock Split

NOTE 11: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On February 19, 2021 the written consent of the holders of a majority of the voting power of the outstanding capital stock of the Company as of the Record Date (the “Consenting Stockholders”) approved the following corporate actions:

(1)	Amendment of our articles of incorporation (the “Articles of Incorporation”) to provide for a decrease in the authorized shares of the Company’s Common Stock from 1,800,000,000 to a number of not less than 10,000,000 and not more than 1,000,000,000 (the “Authorized Common Stock Reduction”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement on Schedule 14C with respect to the actions envisioned under Preliminary Information Statement in Schedule 14C filed with the SEC on February 23 2021 (the “Definitive Information Statement”), with the Board of Directors of the Company (the “Board”) having the discretion to determine whether or not the Authorized Common Stock Reduction is to be effected, and if effected, the exact number of the Authorized Common Stock Reduction within the above range.

(2)	That the Board be authorized to implement through the amendment to our Articles of Incorporation a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-2,000, (the “Reverse Split”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement, with the Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.

Preferred Stock

Series A Preferred Stock

As of March 31, 2021 and December 31, 2020, 150,000 shares of Series A were issued and outstanding. Each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard, sole director of the Company.

Series B Preferred Stock

As of March 31, 2021 and December 31, 2020, 22,200 and 5,300 shares of Series B were issued and outstanding, respectively. Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company’s common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.

During the three months ended March 31, 2021, the Company issued a total of 23,460 shares of Series B preferred stock as follows

●	16,900 shares for $160,000, less $9,000 financing fee.

●	6,560 shares in exchange for convertible note and accrued interest of $65,600

During the three months ended March 31, 2021, 6,560 shares of series B preferred stock was converted into 11,196,475 shares of common stock.

Common Stock

As of March 31, 2021, the Company is authorized to issue 1,800,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of March 31, 2021 and December 31, 2020, respectively, was 1,442,053,442 and 1,044,012,947 shares, respectively.

During the three months ended March 31, 2021, the Company issued common stock as follows:

●	203,494,048 shares issued for conversion of debt;

●	166,666,667 shares issued for cash of 1,000,000, less financing cost of $10,000, of which $336,395 was not yet received,;

●	10,958,306 shares issued for service

●	11,196,474 shares issued for conversion of Series B preferred stock; and

●	5,725,000 shares issued as a loan fee in connection with the issuance of a promissory note.

Warrants

During the three month period ended March 31, 2021 the Company did not issue any warrants.

A summary of activity during the period ended March 31, 2021 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2020	100,000,000	$0.01
Granted		-
Reset feature
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, March 31, 2021	100,000,000	$0.01

The following table summarizes information relating to outstanding and exercisable warrants as of March 31, 2021:

Warrants Outstanding			Warrants Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Number of	Weighted Average
Shares	(in years)	Exercise Price	Shares	Exercise Price
100,000,000	4.70	$0.0100	100,000,000	$0.0100

NOTE 12: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On October 14, 2019, the Company filed an amendment to its Articles of Incorporation to effect a 1-for-750 reverse stock split of its issued and outstanding shares of common and preferred shares, each with $0.001 par value. All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

On March 5, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 250,000,000.

On April 15, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 750,000,000.

On August 17, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,500,000,000.

On November 25, 2020 the Company filed a Certificate of Designation to authorize and create its Series B Preferred shares, consisting of 80,000 shares, $0.001 par value.

On December 15, 2020 the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,800,000,000.

Preferred Stock

As of December 31, 2020, the Company is authorized to issue 337,500 shares of preferred stock with a par value of $0.001, of which 150,000 shares have been designated as Series A, and 80,000 shares have been designated as Series B.

As of December 31, 2020, and December 31, 2019, 150,000 and 1,334 shares of Series A were issued and outstanding, respectively. Each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard, sole director of the Company. During the year ended December 31, 2020, the Company issued a total of 148,666 shares of Series A preferred stock to Mr. Remillard.

As of December 31, 2020, and December 31, 2019, 5,300 and -0- shares of Series B were issued and outstanding, respectively. Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company’s common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights. During the year ended December 31, 2020, the Company issued a total of 5,300 shares of Series B preferred stock to Geneva Roth Remark Holdings, Inc.

Common Stock

As of December 31, 2020, the Company is authorized to issue 1,800,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of December 31, 2020 and December 31, 2019, respectively, was 1,044,012,947 and 9,692,065 shares, respectively.

During the year ended December 31, 2020, the Company issued common stock as follows,

●	812,893,572 shares issued for conversion of debt

●	121,621,623 shares issued for the settlement of stock payable of acquisition DataExpress™

●	1,496,516 shares issued for the settlement of stock subscription

●	11,935,000 shares issued pursuance to S-8, of which 6,000,000 shares were issued to Mr. Remillard, who has not sold any of his shares (common or preferred)

●	500,000 shares issued for compensation to our former CFO (who has since sold all of his shares)

●	38,011,503 shares issued for cashless warrant

●	19,148,936 shares issued for asset purchase

●	28,713,732 shares issued for service

Warrants

The Company identified conversion features embedded within warrants issued during the period ended December 31, 2020. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision which could cause adjustments upon conversion. During the year ended December 31, 2020, 330,000 warrants were granted, for a period of five years from issuance, at price of $0.50 per share. However, as of September 30, 2020, 250,000 of these original warrants, as reset, were completely cancelled and are all null and void in all respects as part of the consideration for the issuance of the Exchange Note.

As a result of the reset features, the warrants increased by 366,704,619 for the period ended December 31, 2020, and the total warrants exercisable into 368,908,303 shares of common stock at a weighted average exercise price of $0.0051 per share as of December 31, 2020. The reset feature of warrants was effective at the time that a separate convertible instrument with lower exercise price was issued. We accounted for the issuance of the Warrants as a derivative.

During the year ended December 31, 2020, the Company entered into an agreement with three existing investors in the Company (the “Holders”), each of which was the holder of warrants issued the Company. The total number of warrants (collectively, the “Warrants”) held by the Holders totaled 330,250,187. The Company and the Holders agreed to exchange the Warrants for three newly issued convertible promissory notes. As a result of the exchange, the Company recorded loss on settlement of $100,000.

On December 11, 2020, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Triton Funds LP, a Delaware limited partnership (“Triton”). Pursuant to the Purchase Agreement, subject to certain conditions set forth in the Purchase Agreement, Triton is obligated to purchase up to One Million Dollars ($1,000,000) of the Company’s common stock from time-to-time. The Company also granted to Triton warrants to purchase 100,000,000 shares of the Company’s Common Stock. The exercise price for the warrants is $0.01 per share, and may be exercised at any time, in whole or in part, prior to December 11, 2025. The Warrant Agreement provides for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events. The Warrant Agreement also contains a limited cashless exercise feature, providing for the cashless exercise of 20,000,000 shares only upon the Company’s failure to secure the effectiveness of the Registration Statement, which is to include all shares under the Warrant Agreement.

A summary of activity during the period ended December 31, 2020 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2018	67,204	$0.003
Granted	550,478	0.001864
Reset feature	1,256,002	0.000648
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2019	1,873,684	$0.4914
Granted	100,330,000	0.0142
Reset feature	366,704,619	0.0051
Exercised	(38,658,116)	0.0051
Forfeited/canceled	(330,250,187)	0.0032
Outstanding, December 31, 2020	100,000,000	$0.0100

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2020:

Warrants Outstanding			Warrants Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Number of	Weighted Average
Shares	(in years)	Exercise Price	Shares	Exercise Price
100,000,000	4.95	$0.0100	100,000,000	$0.0100